Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Jul. 14, 2015
Document Effective Date	Jul. 15, 2015
Prospectus Date	Jul. 15, 2015
IQ 50 Percent Hedged FTSE International ETF | IQ 50 Percent Hedged FTSE International ETF
Risk/Return:
Trading Symbol	HFXI
IQ 50 Percent Hedged FTSE Europe ETF | IQ 50 Percent Hedged FTSE Europe ETF
Risk/Return:
Trading Symbol	HFXE
IQ 50 Percent Hedged FTSE Germany ETF | IQ 50 Percent Hedged FTSE Germany ETF
Risk/Return:
Trading Symbol	HFXG
IQ 50 Percent Hedged FTSE Japan ETF | IQ 50 Percent Hedged FTSE Japan ETF
Risk/Return:
Trading Symbol	HFXJ
IQ 50 Percent Hedged FTSE Emerging Markets ETF | IQ 50 Percent Hedged FTSE Emerging Markets ETF
Risk/Return:
Trading Symbol	HFXM